Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group (Detail)
¥ in Millions, $ in Millions
		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 4,020		¥ 11,084		¥ 27,638
Short-term investments		16,235		89,381		111,626
Accounts receivable, net		875		4,571		6,015
Total current assets		22,557		151,169		155,094
Fixed assets, net		2,604		12,475		17,903
Intangible assets, net		1,335		5,467		9,181
Long-term investments, net		11,702		56,283		80,454
Total non-current assets		20,722		100,559		142,472
Total		43,279		251,728		297,566
Accounts payable and accrued liabilities		5,147		27,523		35,381
Customer advances and deposits		1,067		6,785		7,338
Total current liabilities		8,269		82,057		56,853
Non-current		9,447		39,299		64,961
Total liabilities		17,716		121,356		121,814
Total revenues		14,876	¥ 102,277
Total revenues				84,809	¥ 70,549
Net income (loss)		3,284	22,582	18,288	11,596
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		276		4,045		1,895
Short-term investments		424		2,052		2,912
Accounts receivable, net		595		3,021		4,091
Others		675		5,280		4,642
Total current assets		1,970		14,398		13,540
Fixed assets, net		608		2,845		4,183
Intangible assets, net		586		2,104		4,032
Long-term investments, net		2,752		10,614		18,923
Others		1,838		6,488		12,639
Total non-current assets		5,784		22,051		39,777
Total		7,754		36,449		53,317
Total current liabilities		2,887		18,775		19,851
Non-current		1,715		5,151		11,790
Total revenues		4,944	33,992
Total revenues				29,208	24,603
Net income (loss)		(994)	(6,834)	(626)	(464)
Net cash provided by (used in) operating activities		348	2,396	3,698	2,737
Net cash provided by (used in) investing activities		(2,425)	(16,674)	(5,725)	(9,471)
Net cash provided by (used in) financing activities		1,733	¥ 11,916	2,985	¥ 5,098
Variable Interest Entity, Primary Beneficiary | Third-party Liabilities
Variable Interest Entity [Line Items]
Accounts payable and accrued liabilities		2,020		14,073		13,889
Customer advances and deposits		349		2,288		2,402
Others		518		2,414		3,560
Total current liabilities		2,887		18,775		19,851
Long-term loans		1,527		4,788		10,495
Others		188		363		1,295
Non-current		1,715		5,151		11,790
Total liabilities		4,602		23,926		31,641
Variable Interest Entity, Primary Beneficiary | Inter-company Liabilities
Variable Interest Entity [Line Items]
Inter-company payable to subsidiaries for technology consulting and service fees	[1]	280		2,828		1,926
Others	[1]	1,566		4,605		10,768
Total liabilities	[1]	$ 1,846		¥ 7,433		¥ 12,694

[1]	Inter-company liabilities represent payable balances of each VIE due to subsidiaries within the Group pursuant to the technology consulting and service agreements. Other payables to non-VIE subsidiaries within the Group were included in third-party liabilities.